UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	March 31, 2008
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	04/02/2008
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

American Express Co.		COMMON STOCK 025816109	 47,719	 1,091,464	    X		   1,009,574	   81,890
Apple Inc.	                COMMON STOCK 037833100	 37,892	   264,056	    X		     244,651	   19,405
Automatic Data Processing, Inc.	COMMON STOCK 053015103	 80,033	 1,888,017	    X		   1,747,563	  140,454
Coca Cola Company	        COMMON STOCK 191216100	 77,311	 1,270,102	    X		   1,179,316	   90,786
Costco Wholesale Corp.	        COMMON STOCK 22160K105	 36,145	   556,341	    X		     513,301	   43,040
Ebay Inc.	                COMMON STOCK 278642103	 61,451	 2,059,357	    X		   1,906,597	  152,760
Ecolab Inc.	                COMMON STOCK 278865100	 34,609	   796,889	    X		     735,809	   61,080
Electronic Arts Inc.	        COMMON STOCK 285512109	106,622	 2,135,860	    X		   1,987,655	  148,205
FedEx Corp.	                COMMON STOCK 31428x106	 61,058	   658,874	    X		     611,014	   47,860
General Electric Co.	        COMMON STOCK 369604103	111,623	 3,016,026	    X		   2,806,807	  209,219
Genzyme Corp.	                COMMON STOCK 372917104	101,401	 1,360,357	    X		   1,266,282	   94,075
Google				COMMON STOCK 38259P508	 33,296	    75,591	    X		      70,152	    5,439
Johnson & Johnson		COMMON STOCK 478160104	 58,597	   903,296	    X		     835,798	   67,498
Lowe's Co. Inc.			COMMON STOCK 548661107	 67,799	 2,955,511	    X		   2,740,051	  215,460
Medtronic Inc.			COMMON STOCK 585055106	 99,248	 2,051,858	    X		   1,904,775	  147,083
Microsoft Corp.			COMMON STOCK 594918104	 85,406	 3,009,369	    X		   2,797,228	  212,141
Pepsico Inc.			COMMON STOCK 713448108	 70,384	   974,843	    X		     904,918	   69,925
Procter & Gamble Co.		COMMON STOCK 742718109	115,239	 1,644,624	    X		   1,536,543	  108,081
Qualcomm Inc.			COMMON STOCK 747525103	 83,576	 2,038,435	    X		   1,897,810	  140,625
SAP AG ADR			COMMON STOCK 803054204	 56,066	 1,131,051	    X		   1,047,551	   83,500
Staples Inc.			COMMON STOCK 855030102	113,989	 5,155,521	    X		   4,801,101	  354,420
Starbucks Corporation		COMMON STOCK 855244109	 76,478	 4,370,178	    X		   4,070,068	  300,110
State Street Corp.		COMMON STOCK 857477103	 74,931	   948,492	    X		     879,687	   68,805
Sysco Corp. 			COMMON STOCK 871829107	 57,328	 1,975,462	    X		   1,836,267	  139,195
Target Corp.			COMMON STOCK 87612e106	 20,236	   399,290	    X		     370,280	   29,010
Teva Pharmaceuticals Ind. ADR	COMMON STOCK 881624209	 81,505	 1,764,558	    X		   1,643,868	  120,690
Visa Inc.			COMMON STOCK 92826c839	 14,671	   235,261	    X		     223,871	   11,390
Walgreen Co.			COMMON STOCK 931422109	 59,875	 1,571,943	    X		   1,455,473	  116,470
Whole Foods Market Inc.		COMMON STOCK 966837106	 40,642	 1,232,683	    X		   1,146,323	   86,360

						      1,965,130


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